PARENT COMPANY FINANCIAL INFORMATION - CASH FLOW (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Loss before income tax	$ (203,272)	$ (88,492)	$ (42,101)
Adjustments to reconcile profit (loss) [abstract]
Changes in trade provisions	577	(296)	5,293
Share-based payment expense	(2,870)	10,608	4,316
Finance income	(10,192)	(15,506)	(15,683)
Finance costs	86,496	91,889	70,293
Net foreign exchange differences	(7,167)	(17,669)	27,818
Adjustments For Reconcile Profit (Loss)	323,909	264,125	239,748
Changes in working capital [abstract]
Changes in trade and other receivables	(28,545)	(42,628)	2,205
Adjustments for increase (decrease) in trade and other payables	(728)	62,311	1,589
Other payables	(18,260)	(88,844)	(28,873)
Increase (decrease) in working capital	(47,533)	(69,161)	(25,079)
Interest paid	82,033	58,038	46,199
Interest received	1,796	12,299	11,844
Cash flows from (used in) operations before changes in working capital	(90,171)	(64,171)	(45,577)
Net cash flow from operating activities	(17,067)	42,301	126,991
Cash flows from (used in) investing activities	(28,534)	(48,107)	(38,181)
Financing activities[abstract]
Acquisition of treasury shares	0	(878)	(1,328)
Proceeds from borrowings from third parties	78,995	512,727	121,771
Cash flows from (used in) financing activities	646	(60,574)	953
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(44,955)	(66,380)	89,763
Effect of exchange rate changes on cash	(942)	(13,790)	(5,475)
Cash and cash equivalents at beginning of year	128,824	208,994	124,706
Cash and Cash equivalents	82,927	128,824	208,994
Parent [member]
Cash flows from (used in) operating activities [abstract]
Loss before income tax	(1,569)	(1,120)	222
Adjustments to reconcile profit (loss) [abstract]
Changes in trade provisions	(16)	18	0
Share-based payment expense	463	746	716
Finance income	(83)	(93)	(90)
Finance costs	225	92	196
Net foreign exchange differences	285	509	(984)
Adjustments For Reconcile Profit (Loss)	874	1,272	(162)
Changes in working capital [abstract]
Increase (decrease) in working capital	(143)	(605)	2,644
Interest paid	0	11	0
Interest received	0	345	0
Cash flows from (used in) operations before changes in working capital	0	356	0
Net cash flow from operating activities	(838)	(97)	2,704
Financing activities[abstract]
Acquisition of treasury shares	0	(507)	(1,328)
Cash flows from (used in) financing activities	0	(507)	(1,328)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(838)	(604)	1,376
Effect of exchange rate changes on cash	73	(117)	31
Cash and cash equivalents at beginning of year	799	1,520	113
Cash and Cash equivalents	34	799	$ 1,520
Atento Luxco 1, S.A. [member]
Financing activities[abstract]
Cash and cash equivalents at beginning of year	799
Cash and Cash equivalents	$ 34	$ 799